Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Note 16 - Subsequent Events

(1)
In January 2020, the Company’s compensation committee and board of directors, respectively, have approved the grant of a total of 148,426 options and 86,000 RSUs under the Global Share Incentive Plan (2013), of which options and RSUs granted to directors and office holders are subject to the approval of the Annual General Meeting, which is currently scheduled to convene no later than June 2020, as prescribed under the Israeli Companies Law, 1999 and the Company's Amended and Restated Articles of Association.

(2)
Pursuant to the share repurchase plan approved on May 2, 2019, the Company has purchased 97,577 shares of the Company's ordinary shares subsequent to December 31, 2019 and through March 6, 2020 for a total cost of US$ 3,326 thousand inclusive of transaction costs, bringing the total shares repurchased under the plan to 349,965.

(3)
In late December 2019, the World Health Organization was informed of a cluster of cases of pneumonia of unknown cause discovered in Wuhan, Hubei province, in China. A novel coronavirus (COVID-19) was identified, with cases confirmed in multiple provinces in China as well as in other countries. The outbreak of such communicable diseases could result in a widespread health crisis that could adversely affect the general commercial activity and the economies and financial markets of many countries. Although, to date, the Company did not experience any material adverse effects as a result of the ongoing novel coronavirus, if it continues to spread, the Company’s operations could experience a slowdown or temporary suspension in production. In the event that the slowdown or suspension carries for a long period of time, the Company’s business could be materially and adversely affected. Countries affected may adopt certain hygiene measures, including quarantining visitors from places where any of the contagious diseases were rampant. Any prolonged restrictive measures taken by the governments of countries affected in order to control the contagious disease or other adverse public health developments may have a material and adverse effect on the Company’s business, financial condition or results of operations.